UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 - June 30, 2019

Steven I. Koszalka

American Funds Strategic Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Proxy Voting Record

FORM N-PX

ICA File Number:  811-23101

Registrant Name:  American Funds Strategic Bond Fund

Reporting Period:  07/01/2018 - 06/30/2019

American Funds Strategic Bond Fund

CONCORDIA INTERNATIONAL CORP. Meeting Date: NOV 29, 2018 Record Date: OCT 30, 2018 Meeting Type: SPECIAL
Ticker: CXR Security ID: 20653P409
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Change Company Name to Advanz Pharma Corp.	Management	For	For

HEXION, INC. Meeting Date: JUN 19, 2019 Record Date: MAY 16, 2019 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 42829LAD6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (For = Accept, Against = Reject)	Management	None	For
2	Opt-Out of the Releases by Holders of Claims and Equity Interests Contained in Article IX.C of the Plan (For = Opt Out, Abstain = Do Not Opt Out)	Management	None	For

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 28, 2019